Summary of Stock Option Activity (Details) (Parenthetical) - shares					12 Months Ended
	Jun. 30, 2023	Feb. 28, 2023	Nov. 22, 2022	Mar. 18, 2022	Dec. 31, 2023	Jun. 02, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	42,635	38,026	232,816	4,343,017
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized					1,800,000	1,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures					1,066,597
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					287,993
2022 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					190,556